MERGER WITH THE FORMER GOLDEN OCEAN MERGER MERGER WITH THE FORMER GOLDEN OCEAN MERGER	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
MERGER WITH THE FORMER GOLDEN OCEAN MERGER
MERGER WITH THE FORMER GOLDEN OCEAN

The Transaction

On October 7, 2014, the Company and the Former Golden Ocean, a dry bulk shipping company based in Bermuda and listed on the Oslo Stock Exchange, mainly operating in the Capesize and Panamax market segments, entered into an agreement and plan of merger, the Merger, pursuant to which the two companies agreed to merge, with the Company as the surviving legal entity. The Merger was approved by the shareholders of the Former Golden Ocean and the Company in separate special general meetings, which were held on March 26, 2015. At the special general meeting of the shareholders of the Company, the Amended and Restated Bye-laws of the Company were adopted and it was also agreed that the name of the Company be changed to Golden Ocean Group Limited immediately after the effective time of the Merger.

The Merger was completed on March 31, 2015, at which time the Company acquired 100% of the Former Golden Ocean's outstanding shares and the name of the Company was changed to Golden Ocean Group Limited. Shareholders in the Former Golden Ocean received shares in the Company as merger consideration. Pursuant to the Merger Agreement, one share in the Former Golden Ocean gave the right to receive 0.13749 shares in the Company, and the Company issued a total of 61.5 million shares to shareholders in the Former Golden Ocean as merger consideration. Prior to completion of the Merger, the Company had 111,231,678 common shares outstanding.

Following completion of the Merger, and pursuant to the merger agreement, the cancellation of 51,498 common shares (which were held by the Former Golden Ocean) and the cancellation of 4,543 common shares (which account for fractional shares that we will not be distributed to the Former Golden Ocean shareholders as merger consideration), the Company has 172,765,637 common shares outstanding. Trading in the Company's shares commenced on the Oslo Stock Exchange on April 1, 2015 under the ticker code "VLCCF". Commencing on April 7, 2015, the Company's shares traded on the Oslo Stock Exchange under the ticker code "GOGL". The Company's common shares began trading under our new name and ticker symbol "GOGL" on the Nasdaq Global Select Market on April 1, 2015.

Background

After the Company completed the purchase of five SPCs and 13 SPCs, each owning a fuel efficient dry bulk newbuilding, from Frontline 2012 in April 2014 and September 2014, respectively, Hemen became a majority shareholder in the Company. At the same time, Hemen also owned or controlled approximately 41% of the outstanding shares of the Former Golden Ocean.

Each of the Company and the Former Golden Ocean periodically monitored the shipping and financial markets for opportunities that may be available to achieve their long-term operational and financial goals and to enhance shareholder value through potential strategic transactions, including business combinations, divestitures, acquisitions and similar transactions. Since Hemen and companies affiliated with Hemen had become major shareholders in both the Company and the Former Golden Ocean, Mr. Fredriksen, being on the boards of Frontline 2012 and the Former Golden Ocean, requested in early August 2014 from the management of the Former Golden Ocean and the management and Chairman of the Company to consider whether it would be in the shareholders best interest to consider a merger between the Former Golden Ocean and the Company.

The rationale for considering the merger was that both companies operate in the dry bulk market and although the Company operated exclusively in the Capesize segment while the Former Golden Ocean operated in the Capesize and Panamax segments, and have newbuildings in the Supramax segment, both companies were exposed to the same market dynamics. Both companies also had similar balance sheets when comparing the ratio of the debt to the market adjusted asset values and the same contract coverage for their fleets. In addition, the Former Golden Ocean was the commercial manager for the the Company's fleet and it would be free of administrative burden to merge the two entities. It was also seen to be favorable to only have one Hemen Related Company within the dry bulk market. Both companies believed that the consolidation of two companies in the same industry with the same main shareholder and management structures will create a more efficient investment vehicle for shareholders and lenders as well as remove any concerns regarding conflict of interest for management.

Accounting for the Merger

The merger of the Company and the Former Golden Ocean will be accounted for as a business combination using the acquisition method of accounting under the provisions of ASC 805, with the Company selected as the accounting acquirer under this guidance. The factors that were considered in determining that the Company should be treated as the accounting acquirer were the relative voting rights in the combined company, the composition of the board of directors in the combined company, the relative sizes of the Company and the Former Golden Ocean, the composition of senior management of the combined company and the name of the combined company. Management believes that the relative voting rights in the combined company and the composition of the board of directors in the combined company were the most significant factors in determining the Company as the accounting acquirer.

It is expected that the merger transaction will result in a bargain purchase gain. Knightsbridge’s closing share price on the day prior to the merger announcement was $7.85 and the Company agreed to issue 61.5 million shares (valuing the announced consideration at $482.8 million). Since Former Golden Ocean’s closing share price on the day prior to the merger announcement was NOK 6.39 (or $0.986) thus valuing the Former Golden Ocean at $441.1 million, the merger announcement suggested that Knightsbridge would pay a 9.5% premium. The bargain purchase gain arising on the transaction is, in part, the result of the fall in Knightsbridge's share price from the time of the transaction negotiations and the effective date of the merger transaction, which was March 31, 2015. The closing share price on March 31, 2015 was $5.00. This results in a purchase consideration of $307.5 million without considering the impact of the Former Golden Ocean stock options and Knightsbridge's restricted stock units held by the Former Golden Ocean which are not expected to have a material impact on the purchase price consideration. The terms of the transaction, however, were largely based on the net asset valuations of Knightsbridge and the Former Golden Ocean at September 30, 2014 and the share prices of each company at that time.

Under the provisions of ASC 805, the Company is also required to disclose;

1.
The revenue and earnings of the combined entity for the year ended December 31, 2014 as though the acquisition date for the business combination that occurred on March 31, 2015 had been as of January 1, 2014.

2.
The nature and amount of any material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings (supplemental pro forma information).

3.	The amount of acquisition-related costs and the line item in the income statement in which those expenses are recognized.

4.	The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed.

5.	The amount of bargain purchase gain recognized and the line item in the income statement in which the gain is recognized.

The Company considers it impracticable to disclose this information due to the recent completion date of the transaction, the limited time available to prepare the basis for the initial accounting for the merger transaction including required disclosures and the fact that the financial statements of the Former Golden Ocean are prepared in accordance with IFRS as issued by the IASB.